General and administrative expenses	6 Months Ended
Jun. 30, 2011
General and administrative expenses
General and administrative expenses
Note 12 General and administrative expenses
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

General and administrative expenses (CHF million)

Occupancy expenses	269	264	308	2	(13)	533	595	(10)

IT, machinery, etc.	333	327	346	2	(4)	660	677	(3)

Provisions and losses	42	47	265	(11)	(84)	89	345	(74)

Travel and entertainment	115	104	130	11	(12)	219	242	(10)

Professional services	541	485	606	12	(11)	1,026	1,063	(3)

Amortization and impairment of other intangible assets	8	7	9	14	(11)	15	18	(17)

Other	344	398	397	(14)	(13)	742	796	(7)

General and administrative expenses	1,652	1,632	2,061	1	(20)	3,284	3,736	(12)